Note 16 - Fair Value Measurements - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SECURITIES, available-for-sale	$ 307,642	$ 194,580
Mortgage servicing rights	1,868	1,132	$ 1,061	$ 1,313
Total recurring	1,000,421	905,644
US States and Political Subdivisions Debt Securities [Member]
SECURITIES, available-for-sale	150,784	99,805
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
SECURITIES, available-for-sale	152,570	93,611
Other Debt Obligations [Member]
SECURITIES, available-for-sale	1,805	1,164
Fair Value, Recurring [Member]
Mortgage servicing rights	1,868	1,132
Total recurring	309,510	195,712
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
SECURITIES, available-for-sale	150,784	99,805
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
SECURITIES, available-for-sale	152,570	93,611
Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
SECURITIES, available-for-sale	2,483
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
SECURITIES, available-for-sale	1,805	1,164
Fair Value, Nonrecurring [Member]
Impaired Loans	0	1,463
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	0	0
Total recurring	1,803	1,162
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
SECURITIES, available-for-sale	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
SECURITIES, available-for-sale	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
SECURITIES, available-for-sale	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
SECURITIES, available-for-sale	1,803	1,162
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	0	0
Total recurring	305,839	193,418
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
SECURITIES, available-for-sale	150,784	99,805
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
SECURITIES, available-for-sale	152,570	93,611
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
SECURITIES, available-for-sale	2,483
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
SECURITIES, available-for-sale	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	0	0
Fair Value, Inputs, Level 3 [Member]
Mortgage servicing rights	1,868	1,132	$ 1,061	$ 1,313
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	1,868	1,132
Total recurring	1,868	1,132
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
SECURITIES, available-for-sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
SECURITIES, available-for-sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
SECURITIES, available-for-sale	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
SECURITIES, available-for-sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	$ 0	$ 1,463